UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3428

HIGH YIELD BOND TRUST

(Exact name of registrant as specified in charter)

One Cityplace, Hartford, CT 06103-3415

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Elizabeth M. Forget President High Yield Bond Trust 260 Madison Avenue, 10th Floor New York, NY 10016	Robert N. Hickey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 through April 28, 2006

ITEM 1.  PROXY VOTING RECORD.

VOTE SUMMARY REPORT
JULY 01, 2005—APRIL 28, 2006

HIGH YIELD BOND TRUST

ALAMOSA HOLDINGS, INC.

Ticker: APCS	Security ID: 011589207
Meeting Date: JAN 25, 2006	Meeting Type: Special
Record Date: DEC 23, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Merger Agreement	For	For	Management

ATLAS AIR WORLDWIDE HOLDINGS, INC

Ticker: AAWW	Security ID: 049164205
Meeting Date: SEP 19, 2005	Meeting Type: Annual
Record Date: AUG 5, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Robert F. Agnew	For	For	Management
1.2	Elect Director Keith E. Butler	For	For	Management
1.3	Elect Director Duncan H. Cocroft	For	For	Management
1.4	Elect Director Eugene I. Davis	For	For	Management
1.5	Elect Director Jeffrey H. Erickson	For	For	Management
1.6	Elect Director James S. Gilmore III	For	For	Management
1.7	Elect Director Ronald L. Kerber	For	For	Management
1.8	Elect Director Herbert J. Lanese	For	For	Management
1.9	Elect Director Frederick McCorkle	For	For	Management
2	Approve Executive Incentive Bonus Plan	For	For	Management

GRAND CASINOS, INC.

Ticker: PPE	Security ID: 700690AB6
Meeting Date: JUL 22, 2005	Meeting Type: Written Consent
Record Date: JUL 8, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	PROPOSED AMENDMENTS TO THE INDENTURES AND THE ISSUANCE OF THE GUARANTEES	For	Did Not	Management
Vote

MCI INC.

Ticker: WCOM	Security ID: 552691107
Meeting Date: OCT 6, 2005	Meeting Type: Proxy Contest
Record Date: AUG 30, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Merger Agreement	For	For	Management
2	Adjourn Meeting	For	For	Management
1	Approve Merger Agreement	Against	Did Not	Management
Vote
2	Other Business	For	Did Not	Management
Vote
3	Adjourn Meeting	For	Did Not	Management
Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGH YIELD BOND TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Date:	June 30, 2006